GUINNESS ATKINSON GLOBAL INNOVATORS FUND
Schedule of Investments
at March 31, 2021 (Unaudited)

Shares	Common Stocks: 99.4%	Value

	Application Software: 6.4%
58,210	Check Point Software Technologies Ltd	$6,517,774
28,020	Microsoft Corp.	6,606,275
		13,124,049
	Athletic Footwear: 3.1%
47,328	NIKE Inc.	6,289,418

	Cable/Satellite TV: 3.4%
130,320	Comcast Corp. - Class A	7,051,615

	Commercial Services: 3.3%
27,817	PayPal Holdings, Inc.*	6,755,080

	Diversified Manufacturing Operations: 6.3%
28,839	Danaher Corp.	6,491,082
14,050	Thermo Fisher Scientific Inc.	6,412,139
		12,903,221
	E-Commerce: 3.1%
2,040	Amazon.com Inc.*	6,311,923

	Electronic Components - Semiconductor: 10.1%
165,085	Infineon Technologies AG	6,999,135
13,534	NVIDIA Corp.	7,226,209
3,594	Samsung Electronics Co., Ltd. - GDR	6,555,456
		20,780,800
	Enterprise Software/Services: 6.3%
13,740	Adobe Inc.*	6,531,584
52,599	SAP SE	6,440,648
		12,972,232
	Finance - Other Services: 10.0%
57,973	Intercontinental Exchange, Inc.	6,474,425
20,190	Mastercard Inc .	7,188,650
32,930	Visa Inc.	6,972,269
		20,635,344
	Internet Application Software: 3.1%
80,000	Tencent Holdings Ltd.	6,277,294

	Internet Content: 3.7%
25,580	Facebook Inc.*	7,534,078

	Machinery - Electric Utility: 3.3%
224,720	ABB Ltd.	$6,791,179

	Machinery: 3.4%
17,380	Roper Industries, Inc.	7,010,049

	Metal Instrument: 3.4%
59,270	Medtronic PLC	7,001,565

	Networking Products: 3.7%
147,247	Cisco Systems Inc.	7,614,142

	Pharmaceutical: 3.4%
109,020	Bristol-Myers Squibb Co	6,882,433

	Power Conversion/Supply Equipment: 3.1%
41,975	Schneider Electric SE	6,411,163

	Retail - Apparel: 3.2%
405,000	ANTA Sports Products Ltd.	6,605,823

	Schools: 2.8%
418,140	New Oriental Education & Technology Group Inc. - ADR*	5,853,960

	Semiconductor: 11.1%
58,990	Applied Materials Inc.	7,881,064
23,680	KLA-Tencor Corp.	7,823,872
11,800	Lam Research Corp.	7,023,832
		22,728,768
	Web Portals: 3.2%
3,210	Alphabet Inc. - A Shares*	6,620,689

	Total Common Stocks	$204,154,825
	(cost $99,354,116)

	Total Investments in Securities	204,154,825
	(cost $99,354,116): 99.4%

	Other Assets less Liabilities: 0.6%	1,174,909

	Net Assets: 100.0%	$205,329,734

*	Non-income producing security.

ADR - American Depository Receipt

GDR - Global Depository Receipt

PLC - Public Limited Company